OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2016	2017

Government authorities	$45	$83
Prepaid expenses	700	768
Rent and motor leasing deposits	31	32
Others	53	225

	$829	$1,108